Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001470683
Registrant Name	Antelope Enterprise Holdings Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES